Accounts receivable, prepaids and other - Schedule of Accounts Receivable, Prepaids and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Supplier advances	$ 12,805	$ 7,291
Current portion of derivative instruments (Note 14)	5,009	12,823
Prepaid expenses	4,062	4,151
Other receivables	6,935	7,847
Accounts receivable, prepaids and other	$ 28,811	$ 32,112